INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2019
INCOME TAX [Abstract]
Income Tax
	2019	2018	2017
	US$000	US$000	US$000
Recognised in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	—	—	—
Deferred income tax:
Origination and reversal of temporary differences	—	—	—
Income tax expense reported in profit or loss	—	—	—

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(13,097)	(7,115)	(5,955)
At the domestic income tax rate of 27.5% (2017: 27.5%)	(3,602)	(1,957)	(1,638)
Effect of changes in Australian income tax rate	—	—	63
Effect of different tax rates in the United States	261	(284)	(297)
Effect of change in income tax rate in the United States (1)	2,202	—	—
Expenditure not allowable for income tax purposes	615	844	263
Income not assessable for income tax purposes	—	(15)	—
Capital allowances	(652)	—	—
Adjustments in respect of deferred income tax of previous years	(160)	(416)	(95)
Effect of deferred tax assets not brought to account	1,336	1,828	1,704
Income tax expense reported in profit or loss	—	—	—

Deferred Tax Assets and Liabilities
Deferred Tax Liabilities:
Accrued income	—	7	8
Property, plant and equipment	17,670	361	—
Deferred tax assets used to offset deferred tax liabilities	(17,670)	(368)	(8)
	—	—	—
Deferred Tax Assets:
Accrued expenditure	59	50	15
Capital allowances	676	934	860
Provisions	495	369	6
Tax losses available to offset against future taxable income	25,136	6,373	4,657
Deferred tax assets used to offset deferred tax liabilities	(17,670)	(368)	(8)
Deferred tax assets not brought to account (2)	(8,696)	(7,358)	(5,530)
	—	—	—

Notes:

(1)	The United States Tax Cuts and Jobs Act of 2017 reduced the top U.S. federal corporate tax rate from 35% to one flat rate of 21%, effective from July 1, 2018 for the Group’s U.S. subsidiaries.

(2)
The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit. The Group will assess the recoverability of the unrecognised deferred tax assets once ‘commercial production’ has been declared.